UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fund, Inc.
(exact name of registrant as specified in charter)

1917 Market Street
Denver, Colorado 80202
(address of principal executive offices)     (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: October 31, 2012


Robert Brody
1917 Market Street
Denver, CO 80202
(Name and Address of Agent for Service)

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Pleasedirect comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

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ITEM 1 - Schedule of Investments

American Growth Fund Series 2
October 31, 2012
(unaudited)

                                             			Market
Common Stocks 99.20%				Shares          Value


Intergrated Petroleum 7.51%


Chevron Corp	                                  900 	        99,189
Petrole Brasileiro	                        3,000 	        63,630
                                                ----------------------
                                                               162,819


Chemical (specialty) 6.25%

New Market Corp.	                          500 	       135,655
                                                ----------------------
                                                               135,655


Retail/Wholesale Food 5.24%

Whole Foods Mkt Inc.	                        1,200 	       113,676
                                                ----------------------
                                                               113,676


Drug 5.17%

Novo Nordisk 	                                  700 	       112,203
                                                ----------------------
		                                               112,203


Bank 4.80%

M & T Bank Corp.	                        1,000 	       104,100
                                                ----------------------
                                                               104,100


Internet Information 4.70%

Google Inc *	                                  150 	       101,966
                                                ----------------------
                                                               101,966


Biotechnology 4.64%

Gilead Sciences Inc. *	                        1,500 	       100,740
                                                ----------------------
                                                               100,740


Phamacy Services 4.25%

Express Scripts Inc. *	                        1,500 	        92,310
                                                ----------------------
                                                                92,310


Beverage 4.21%

Diageo Plc ADR	                                  800 	        91,392
                                                ----------------------
                                                                91,392


Farm & Construction Machinery 3.94%

Deere & Co.	                                1,000 	        85,440
                                                ----------------------
                                                                85,440


Restaurant 3.88%

YUM! Brands Inc.	                        1,200 	        84,132
                                                ----------------------
                                                                84,132


Credit Services 3.76%

Credit Acceptance Corp. *	                1,000 	        81,650
                                                ----------------------
                                                                81,650


Bank (Canadian) 3.75%

Toronto Dominion Bank	                        1,000 	        81,340
                                                ----------------------
                                                                81,340


Hotel/Gaming 3.73%

Penn Natl Gaming *	                        2,000 	        80,860
                                                ----------------------
                                                                80,860


Chemical (Basic) 3.72%

Potash Corp.	                                2,000 	        80,740
                                                ----------------------
                                                                80,740


Agricultural Chemicals 3.62%

Mosaic Co	                                1,500 	        78,510
                                                ----------------------
                                                                78,510


Auto 3.60%

Ford Motor 	                                7,000 	        78,120
                                                ----------------------
                                                                78,120


Houshold Product 3.51%

Church & Dwight Co. Inc.	                1,500 	        76,140
                                                ----------------------
                                                                76,140


Telecom Equipment 3.24%

Qualcomm Inc.	                                1,200 	        70,290
                                                ----------------------
                                                                70,290


Jewelry Stores 2.91%

Tiffany & Co.	                                1,000 	        63,220
                                                ----------------------
                                                                63,220


Diversified Machniery 2.83%

3M Com	                                          700 	        61,320
                                                ----------------------
                                                                61,320


Independent Oil & Gas 2.78%

Canadian Natural Resources	                2,000 	        60,400
                                                ----------------------
                                                                60,400


Personal Computer 2.74%

Apple Inc Com 	                                  100 	        59,510
                                                ----------------------
                                                                59,510


Steel 2.51%

Cliffs Natural  Resources	                1,500 	        54,405
                                                ----------------------
                                                                54,405


Petroleum (Producing) 1.91%

Apache Corp.	                                  500 	        41,375
                                                ----------------------
                                                                41,375



Total Value Common Stocks	                 99.20%	     2,152,313





Cash and Receivable, less liabilities	          0.80%	        17,272

                                                ----------------------

Total Net Assets                                100.00%	     2,169,585
                                                ======================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities	       303,409

Gross Unrealized deppreicaition on investment securities      (238,857)

Net Unrealized deppreciation on investment securities	        64,552

Cost of investment securities for federal income tax
purposes		                                     2,087,761

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ITEM 2 - Controls and Procedures


The Registrants Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrants disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal controls over financial reporting.

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ITEM 3 - Exhibits


The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

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SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Robert Brody
	President
	November 26, 2012

	By /s/ Timothy E. Taggart
	Executive Vice President
	November 26, 2012